Retirement benefit and other post-retirement obligations	12 Months Ended
Dec. 31, 2018
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Retirement benefit and other post-retirement obligations

25. Retirement benefit and other post-retirement obligations

Background

The Group operates a number of defined benefit and defined contribution retirement plans throughout the world.

The largest plan is the Pearson Group Pension Plan (UK Group plan) in the UK, which is sectionalised to provide both defined benefit and defined contribution pension benefits. The defined benefit section was closed to new members from 1 November 2006. The defined contribution section, opened in 2003, is open to new and existing employees. Finally, there is a separate section within the UK Group plan set up for auto-enrolment. The defined benefit section of the UK Group plan is a final salary pension plan which provides benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits depends on the length of service and final pensionable pay. The UK Group plan is funded with benefit payments from trustee-administered funds. The UK Group plan is administered in accordance with the Trust Deed and Rules in the interests of its beneficiaries by Pearson Group Pension Trustee Limited.

A ruling in the Lloyds Bank High Court case in October 2018 provided clarity on how pension plans should equalise guaranteed minimum pensions (GMP) between males and females. The case ruling resulted in a past service charge in the income statement of £8m and an additional liability of £8m which has been incorporated into the valuation of the UK Group plan defined benefit obligation. This charge has been excluded from the Group’s adjusted earnings as this relates to historical circumstances. The charge is an estimate based on available data and revisions to these estimates in future years will be treated as assumption changes and recorded in other comprehensive income rather than the income statement.

At 31 December 2018, the UK Group plan had approximately 24,000 members, analysed in the following table:

All figures in %	Active	Deferred	Pensioners	Total
Defined benefit	1	25	35	61
Defined contribution	9	30	—	39

Total	10	55	35	100

The other major defined benefit plans are based in the US. These are also final salary pension plans which provide benefits to members in the form of a guaranteed pension payable for life, with the level of benefits dependent on length of service and final pensionable pay. The majority of the US plans are funded.

The Group also has several post-retirement medical benefit plans (PRMBs), principally in the US. PRMBs are unfunded but are accounted for and valued similarly to defined benefit pension plans. In 2018, changes made to the US PRMB have resulted in a curtailment gain of £11m being recognised in the income statement.

The defined benefit schemes expose the Group to actuarial risks, such as life expectancy, inflation risks, and investment risk including asset volatility and changes in bond yields. The Group is not exposed to any unusual, entity-specific or plan-specific risks.

The defined contribution section of the UK Group plan operates a Reference Scheme Test (RST) pension underpin for its members. Where a member’s fund value is insufficient to purchase the RST pension upon retirement, the UK Group plan is liable for the shortfall to cover the member’s RST pension. In 2017, the UK Group plan revised its approach to securing the RST underpin by converting a member’s fund value into a pension in the UK Group plan rather than purchasing an annuity with an insurer. A liability of £23m (2017: £32m) in respect of the underpin is included in the UK Group plan’s defined benefit obligation, calculated as the present value of projected payments less the fund value. The UK Group plan’s conversion factors are lower than the respective insurer annuity values and this drove a reduction in the underpin liability, resulting in an actuarial gain through other comprehensive income and an increase in the surplus at 31 December 2017. From 1 January 2018, members who have sufficient funds to purchase an RST pension are able to convert their fund value into a pension in the UK Group plan as an alternative to purchasing an annuity with an insurer. The Group does not recognise the assets and liabilities for members of the defined contribution section of the UK Group plan whose fund values are expected to be sufficient to purchase an RST pension without assistance from the UK Group plan. The defined contribution section of the UK Group plan had gross assets of £453m at 31 December 2018.

Assumptions

The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

	2018			2017			2016
All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB
Inflation	3.3	1.6	1.5	3.2	1.6	1.5	3.3	1.6	1.5
Rate used to discount plan liabilities	2.8	4.0	4.1	2.5	3.0	3.0	2.5	3.8	3.9
Expected rate of increase in salaries	3.8	2.9	3.0	3.7	3.0	3.0	3.8	3.0	3.0
Expected rate of increase for pensions in payment and deferred pensions	2.1 to 5.1	—	—	2.1 to 5.1	—	—	2.2 to 5.1	—	—
Initial rate of increase in healthcare rate	—	—	7.0	—	—	6.5	—	—	6.8
Ultimate rate of increase in healthcare rate	—	—	5.5	—	—	5.0	—	—	5.0

The UK discount rate is based on corporate bond yields adjusted to reflect the duration of liabilities.

The US discount rate is set by reference to a US bond portfolio matching model.

The inflation rate for the UK Group plan of 3.3% reflects the RPI rate. In line with changes to legislation in 2010, certain benefits have been calculated with reference to CPI as the inflationary measure and in these instances a rate of 2.3% has been used.

The expected rate of increase in salaries has been set at 3.8% for 2018.

For the UK Group plan, the mortality base table assumptions have been updated and are derived from the SAPS S2 for males and females, adjusted to reflect the observed experience of the plan, with CMI model improvement factors. A 1.5% long-term rate improvement on the CMI model is applied for both males and females.

For the US plans, the mortality table (RP – 2018) and 2018 improvement scale (MP – 2018) with generational projection for male and female annuitants has been adopted.

Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

	UK		US
All figures in years	2018	2017	2018	2017
Male	23.8	23.6	20.7	20.8
Female	24.5	25.7	22.7	22.8

The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

	UK		US
All figures in years	2018	2017	2018	2017
Male	25.4	25.7	22.3	22.5
Female	26.3	27.9	24.2	24.4

Although the Group anticipates that plan surpluses will be utilised during the life of the plan to address member benefits, the Group recognises its pension surplus in full in respect of the UK Group plan on the basis that it is management’s judgement that there are no substantive restrictions on the return of residual plan assets in the event of a winding up of the plan after all member obligations have been met.

Financial statement information

The amounts recognised in the income statement are as follows:

	2018
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	7	2	9	56	(1)	64
Past service cost	8	—	8	—	—	8
Curtailments	—	—	—	—	(11)	(11)
Administration expenses	6	—	6	—	—	6

Total operating expense	21	2	23	56	(12)	67
Interest on plan assets	(82)	(5)	(87)	—	—	(87)
Interest on plan liabilities	68	6	74	—	2	76

Net finance (income)/expense	(14)	1	(13)	—	2	(11)

Net income statement charge	7	3	10	56	(10)	56

	2017
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	8	1	9	57	(1)	65
Administration expenses	9	1	10	—	—	10

Total operating expense	17	2	19	57	(1)	75
Interest on plan assets	(84)	(5)	(89)	—	—	(89)
Interest on plan liabilities	77	7	84	—	2	86

Net finance (income)/expense	(7)	2	(5)	—	2	(3)

Net income statement charge	10	4	14	57	1	72

	2016
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	8	2	10	67	—	77
Curtailments	—	—	—	—	(2)	(2)
Administration expenses	6	—	6	—	—	6

Total operating expense	14	2	16	67	(2)	81
Interest on plan assets	(104)	(6)	(110)	—	—	(110)
Interest on plan liabilities	89	7	96	—	3	99

Net finance (income)/expense	(15)	1	(14)	—	3	(11)

Net income statement charge	(1)	3	2	67	1	70

The amounts recognised in the balance sheet are as follows:

	2018				2017
All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total
Fair value of plan assets	3,240	141	—	3,381	3,337	155	—	3,492
Present value of defined benefit obligation	(2,671)	(158)	(19)	(2,848)	(2,792)	(161)	(20)	(2,973)

Net pension asset/(liability)	569	(17)	(19)	533	545	(6)	(20)	519
Other post-retirement medical benefit obligation				(49)				(67)
Other pension accruals				(13)				(11)

Net retirement benefit asset				471				441

Analysed as:
Retirement benefit assets				571				545
Retirement benefit obligations				(100)				(104)

The following gains have been recognised in other comprehensive income:

All figures in £ millions	2018	2017	2016
Amounts recognised for defined benefit plans	16	175	(277)
Amounts recognised for post-retirement medical benefit plans	6	—	9

Total recognised in year	22	175	(268)

The fair value of plan assets comprises the following:

	2018			2017
All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total
Insurance	28	1	29	29	—	29
Equities	1	1	2	1	1	2
Bonds	—	2	2	—	3	3
Property	7	—	7	8	—	8
Pooled asset investment funds	44	—	44	44	—	44
Other	16	—	16	14	—	14

The plan assets do not include any of the Group’s own financial instruments, or any property occupied by the Group. The table below further disaggregates the plan assets into additional categories and those assets which have a quoted market price in an active market and those that do not:

	2018		2017
All figures in %	Quoted market price	No quoted market price	Quoted market price	No quoted market price
Insurance	29	—	29	—
Non-UK equities	—	2	—	2
Fixed-interest securities	2	—	3	—
Property	—	7	—	8
Pooled asset investment funds	44	—	44	—
Other	—	16	—	14

Total	75	25	76	24

The liquidity profile of the UK Group plan assets is as follows:

All figures in %	2018	2017
Liquid – call <1 month	51	50
Less liquid – call 1–3 months	—	—
Illiquid – call >3 months	49	50

Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

	2018			2017
All figures in £ millions	UK Group plan	Other plans	Total	UK Group plan	Other plans	Total
Fair value of plan assets
Opening fair value of plan assets	3,337	155	3,492	3,339	158	3,497
Exchange differences	—	4	4	—	(8)	(8)
Interest on plan assets	82	5	87	84	5	89
Return on plan assets excluding interest	(45)	(13)	(58)	(140)	10	(130)
Contributions by employer	6	1	7	234	8	242
Benefits paid	(140)	(11)	(151)	(188)	(18)	(206)
Other	—	—	—	8	—	8

Closing fair value of plan assets	3,240	141	3,381	3,337	155	3,492

Present value of defined benefit obligation
Opening defined benefit obligation	(2,792)	(181)	(2,973)	(3,181)	(205)	(3,386)
Exchange differences	—	(3)	(3)	—	13	13
Current service cost	(7)	(2)	(9)	(8)	(1)	(9)
Past service cost	(8)	—	(8)	—	—	—
Administration expenses	(6)	—	(6)	(9)	(1)	(10)
Interest on plan liabilities	(68)	(6)	(74)	(77)	(7)	(84)
Actuarial gains/(losses) – experience	(49)	(2)	(51)	126	6	132
Actuarial gains/(losses) – demographic	(12)	—	(12)	133	1	134
Actuarial gains/(losses) – financial	131	6	137	44	(5)	39
Contributions by employee	—	—	—	—	—	—
Other	—	—	—	(8)	—	(8)
Benefits paid	140	11	151	188	18	206

Closing defined benefit obligation	(2,671)	(177)	(2,848)	(2,792)	(181)	(2,973)

The weighted average duration of the defined benefit obligation is 16.1 years for the UK and 7.1 years for the US.

Changes in the value of the US PRMB are as follows:

All figures in £ millions	2018	2017
Opening defined benefit obligation	(67)	(77)
Exchange differences	(2)	5
Current service cost	1	1
Curtailments	11	—
Interest on plan liabilities	(2)	(2)
Actuarial gains/(losses) – experience	4	1
Actuarial gains/(losses) – demographic	—	1
Actuarial gains/(losses) – financial	2	(2)
Benefits paid	4	6

Closing defined benefit obligation	(49)	(67)

Funding

The UK Group plan is self-administered with the plan’s assets being held independently of the Group in trust. The trustee of the plan is required to act in the best interest of the plan’s beneficiaries. The most recent triennial actuarial valuation for funding purposes was completed as at 1 January 2018 and this valuation revealed a technical provisions funding surplus of £163m. The plan expects to be able to provide benefits (in accordance with the plan rules) with a very low level of reliance on future funding from the Group.

Assets of the plan are divided into two elements: matching assets, which are assets that produce cash flows that can be expected to match the cash flows for a proportion of the membership, and include a liability-driven investment mandate (UK bonds, interest rate/inflation swaps and other derivative instruments), Pensioner buy-in insurance policies, inflation-linked property and infrastructure; and return seeking assets, which are assets invested with a longer-term horizon to generate the returns needed to provide the remaining expected cash flows for the beneficiaries, and include diversified growth funds, property and alternative asset classes. The plan’s long-term investment strategy allocates 85% to matching assets and 15% to return seeking assets.

In February 2019, the UK Group plan purchased a further pensioner buy-in policy valued at approximately £500m with Legal & General. This is in addition to the previous buy-in policies with Aviva and Legal & General totalling £1.2bn which were purchased in 2017. As a result of this latest transaction, 95% of the UK Group plan’s pensioner liabilities are now matched with buy-in policies. These transfer significant longevity risk to Aviva and Legal & General, reducing the pension risks being underwritten by the Group and providing additional security for members.

Regular contributions to the plan in respect of the defined benefit sections are estimated to be £3m for 2019.

Sensitivities

The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

	2018
All figures in £ millions	1% increase	1% decrease
Effect:
(Decrease)/increase in defined benefit obligation – UK Group plan	(386)	522
(Decrease)/increase in defined benefit obligation – US plan	(11)	13

The effect of members living one year more or one year less on the defined benefit obligation is as follows:

	2018
All figures in £ millions	One year increase	One year decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	143	(138)
Increase/(decrease) in defined benefit obligation – US plan	7	(8)

The effect of a half percentage point increase and decrease in the inflation rate is as follows:

	2018
All figures in £ millions	0.5% increase	0.5% decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	129	(114)
Increase/(decrease) in defined benefit obligation – US plan	—	—

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant, although in practice this is unlikely to occur and changes in some assumptions may be correlated. When calculating these sensitivities, the same method has been applied to calculate the defined benefit obligation as has been applied when calculating the liability recognised in the balance sheet. This methodology is the same as prior periods.